THE CROWLEY PORTFOLIO GROUP, INC.


                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)


                                  MAY 31, 2002

--------------------------------------------------------------------------------


                        THE CROWLEY PORTFOLIO GROUP, INC.
                          The Crowley Income Portfolio
                  The Crowley Diversified Management Portfolio

                            Semi-Annual Report Dated
                                  May 31, 2002


Dear Shareholder:

We are pleased to present you with the Semi-Annual Report for The Crowley Portfolio Group, Inc. The report contains information regarding both The Crowley Income Portfolio and The Crowley Diversified Management Portfolio. The Portfolios have combined assets of approximately 16.4 million dollars as of May 31, 2002. There are currently 326 active accounts.

The Crowley Diversified Management Portfolio had a net asset value of $9.57 per share as of May 31, 2002 and had a total return of -6.18% for the six-month period ending May 31, 2002. The Crowley Diversified Management Portfolio had approximately $5.2 million dollars in net assets as of May 31, 2002. The Crowley Diversified Management Portfolio was broadly invested in 27 mutual funds spread over 7 different investment classifications. The largest portion of the Portfolio's assets was invested in funds included in the Growth category (39.58%), followed by Growth/Income (14.44%), Balanced (13.15%), Foreign Equity (9.66%), Aggressive Growth (9.01%), Global Equity (7.98%), and Technology (4.40%). The international portion of the Portfolio was at 17.64% as of May 31, 2002. While management believes that the current equity investment environment has been a very difficult one, management has attempted to position the portfolio for the next economic expansion. While continuing to use mutual funds as the Portfolio's primary investment vehicle, management currently intends to invest the Portfolio's assets with a greater allocation to stock funds.

The Crowley Income Portfolio had a net asset value of $10.09 per share as of May 31, 2002 and had a total return of 0.66% for the six-month period ending May 31, 2002. As of May 31, 2002, The Crowley Income Portfolio had investments in 64 individual issues. No individual investment comprised more than 5% of the Portfolio, while corporate bonds and notes comprised 79.89% of the overall portfolio. The remaining assets were invested in preferred stocks (14.39%), and the balance was in cash and cash equivalents (5.72%). The Crowley Income Portfolio continues to be invested to maximize current income, consistent with prudent risk. Interest rates have remained at lower levels making it more difficult to find investments with higher yields and prudent risk. Management is in the process of shortening the average length of maturity of investments within The Crowley Income Portfolio.

The Crowley Income Portfolio had a distribution of $0.66 from net investment income on December 31, 2001. The Crowley Diversified Management Portfolio did not have a year-end distribution.

The enclosed report, which is unaudited, contains a list of the investments of each portfolio as of May 31, 2002.


Sincerely,



Robert A. Crowley, CFA
President

July 25, 2002


--------------------------------------------------------------------------------
See accompanying notes to financial statements.





THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

                                                                                                    Market
                                                                                Percent of           Value
    Par Value                                                                   Net Assets         (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Auto & Truck
                     Ford Holdings
$     500,000            7.350%, 11/07/11                                              4.43%       $     496,250
                                                                                    -------        -------------
                  Automotive Supply
                     Goodyear Tire & Rubber
      100,000            7.857%, 08/15/11                                               .85               95,120
      100,000            8.500%, 03/15/07                                               .93              104,300
                     Meritor Automotive
      250,000            6.800%, 02/15/09                                              2.13              238,375
                                                                                    -------        -------------
                                                                                       3.91              437,795
                                                                                    -------        -------------
                  Banking
                     BankAmerica
       60,000            7.750%, 07/15/02                                               .54               60,120
       30,000            7.875%, 12/01/02                                               .27               30,045
                     Banque Paribas New York
       95,000            6.875%, 03/01/09                                               .87               97,850
                                                                                    -------        -------------
                                                                                       1.68              188,015
                                                                                    -------        -------------
                  Chemical (Basic)
                     DuPont E.I.
      400,000            8.250%, 01/15/22                                              3.74              419,000
                     Millennium America, Inc.
      100,000            7.000%, 11/15/06                                               .84               93,800
                                                                                    -------        -------------
                                                                                       4.58              512,800
                                                                                    -------        -------------
                  Enterprise Software
                     Computer Assoc.
      200,000            6.375%, 04/15/05                                              1.71              191,000
                                                                                    -------        -------------
                  Diversified Company
                     American Standard, Inc.
      250,000            7.375%, 04/15/05                                              2.31              258,125
      100,000            7.375%, 02/01/08                                               .92              102,800
                     Tyco International
      150,000            6.375%, 01/15/04                                              1.25              140,250
                                                                                    -------        -------------
                                                                                       4.48              501,175
                                                                                    -------        -------------











THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

                                                                                                    Market
                                                                                Percent of           Value
    Par Value                                                                   Net Assets         (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Electric Utility
                     Appalachian Power Company
$     510,000            8.500%, 12/01/22                                              4.68%       $     524,025
                     Duquesne Lighting Company
      250,000            7.625%, 04/15/23                                              2.32              259,250
                     Houston Lighting & Power
      217,000            7.750%, 03/15/23                                              2.02              226,440
                     Wisconsin Electric Power
      245,000            1st Mortgage, 7.750%, 01/15/23                                2.27              254,310
                                                                                    -------        -------------
                                                                                      11.29            1,264,025
                                                                                    -------        -------------
                  Energy
                     Fluor Corp.
      175,000            6.950%, 03/01/07                                              1.61              180,250
                     Sempra Energy
      150,000            6.950%, 12/01/05                                              1.39              155,685
      100,000            7.950%, 03/01/10                                               .95              105,850
                                                                                    -------        -------------
                                                                                       3.95              441,785
                                                                                    -------        -------------
                  Financial Services
                     GMAC
      500,000            6.125%, 02/01/07                                              4.56              510,500
                     Leucadia Capital Trust I
      100,000            8.650%, 01/15/27                                               .84               94,000
                     Prime Property Fndg.
       65,000            7.000%, 08/15/04                                               .59               66,137
                     Trenwick Capital Trust
      200,000            8.820%, 02/01/37                                              1.52              170,000
                                                                                    -------        -------------
                                                                                       7.51              840,637
                                                                                    -------        -------------
                  Hotel/Gaming Industry
                     Carnival Corp.
       82,000            7.050%, 05/15/05                                               .75               84,337
                     HMH Properties, Inc., Series B
      250,000            7.875%, 08/01/08                                              2.22              248,625
                     ITT Corp.
      200,000            6.750%, 11/15/05                                              1.77              198,500
                                                                                    -------        -------------

                                                                                       4.74              531,462
                                                                                    -------        -------------










THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

                                                                                                    Market
                                                                                Percent of           Value
    Par Value                                                                   Net Assets         (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Insurance (Diversified)
                     Aetna Services, Inc.
$     185,000            7.625%, 08/15/26                                              1.76%       $     196,563
                                                                                    -------        -------------
                  Office Equipment & Supplies
                     Ikon Office Solutions, Inc.
       87,000            6.750%, 12/01/25                                               .78               86,782
                                                                                    -------        -------------
                  Paper and Forest Products
                     Pope & Talbot
      100,000            8.375%, 06/01/13                                               .84               94,500
                                                                                    -------        -------------
                  Pharmaceutical Distribution
      200,000        McKesson Corp.
                         6.400%, 03/01/08                                              1.77              198,000
                                                                                    -------        -------------
                  Photography Equipment & Supplies
      100,000        Eastman Kodak
                         6.375%, 06/15/06                                               .91              102,350
                                                                                    -------        -------------
                  Retail Building Supply Industry
                     Loews Corp.
      300,000            7.625%, 06/01/23                                              2.73              305,250
                                                                                    -------        -------------
                  Retail Store Industry
                     GAP, Inc.
      250,000            6.900%, 09/15/07                                              2.08              233,125
                     J.C. Penney, Inc.
      100,000            6.125%, 11/15/03                                               .89              100,150
      150,000            7.375%, 06/15/04                                              1.35              151,500
                     K Mart Corp., Medium Term Notes
      100,000            8.850%, 12/15/11                                               .41               45,700
                     K Mart Corp.
       97,482            Pass Thru Ser K-1 8.990%, 07/05/10                             .57               64,338
                     Limited, Inc.
       25,000            7.500%, 03/15/23                                               .22               24,875
                     Supervalue
      200,000            7.875%, 08/01/09                                              1.87              209,600
                     Tommy Hilfiger U.S.A., Inc.
      200,000            6.500%, 06/01/03                                              1.79              200,000
                     Tricon Global Restaurants
      100,000            7.650%, 05/15/08                                               .92              103,000
                                                                                    -------        -------------
                                                                                      10.10            1,132,288
                                                                                    -------        -------------








THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

                                                                                                    Market
                                                                                Percent of           Value
    Par Value                                                                   Net Assets         (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Savings & Loan Industry
                     Great Western Financial
$     200,000            8.206%, 02/01/27                                              1.87%       $     209,000
                                                                                    -------        -------------
                  Securities Brokerage Industry
                     Bear Stearns Companies
      200,000            7.000%, 04/02/18                                              1.79              200,200
                     Morgan Stanley Group
       30,000            8.100%, 06/24/02                                               .27               30,660
                                                                                    -------        -------------
                                                                                       2.06              230,860
                                                                                    -------        -------------
                  Telecommunications Service Industry
                     AT&T Corp.
      150,000            8.125%, 07/15/24                                              1.29              144,750
                     GTE North, Inc.
      150,000            7.625%, 05/15/26                                              1.37              153,000
                     Lucent Technologies
      300,000            5.500%, 11/15/08                                              1.98              222,000
                     Media One Group
      250,000            6.750%, 10/01/05                                              2.24              250,825
                     Motorola, Inc.
       70,000            6.750%, 02/01/06                                               .63               70,105
                     Worldcom, Inc.
      100,000            6.250%, 08/15/03                                               .77               86,460
      100,000            8.000%, 05/15/06                                               .51               56,500
                                                                                    -------        -------------
                                                                                       8.79              983,640
                                                                                    -------        -------------
                     Total Corporate Bonds & Notes (Cost $9,123,221)                  79.89            8,944,177
                                                                                    -------        -------------



THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

     Number                                                                                        Market
      of                                                                       Percent of           Value
     Shares                                                                    Net Assets         (Note 1-A)
                                PREFERRED STOCKS
     4,000        AT&T Capital, 8.25%                                                   .84%       $      94,960
     6,000        BAC Capital, 7.00%                                                   1.34              150,120
     4,000        Conseco, 8.70%                                                        .28               30,800
     4,000        Corts - Sherwin Williams, 7.25%                                       .87               97,000
     4,000        Georgia Power, Series 7.75%                                           .91              101,600
     8,000        Hartford Capital, Series A, 7.70%                                    1.79              200,400
    10,000        Hercules Trust I, 9.42%                                              2.13              238,500
     3,800        Nexen, Inc. Canadian, 9.75%                                           .86               96,900
     4,000        Nova Chemical, Ltd., 9.50%                                            .87               97,520
    10,000        Pacificorp Capital, 8.25%                                            2.23              250,000
     4,000        Telephone & Data, 7.60%                                               .89               99,440
     6,000        Transcanada Pipe Line Ltd., 8.25%                                    1.38              154,320
                                                                                    -------        -------------
                     Total Preferred Stocks (Cost $1,697,155)                         14.39            1,611,560
                                                                                    -------        -------------

                     Total Investments (Cost $10,820,376) (a)                         94.28           10,555,737
                     Other Assets Less Liabilities                                     5.72              640,633
                                                                                    -------        -------------
                     Net Assets                                                      100.00%       $  11,196,370
                                                                                    =======        =============


                  (a)   Aggregate cost for federal income tax purposes is $10,820,376.

                  At May 31, 2002, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                     Unrealized appreciation                                                         $   170,800
                     Unrealized depreciation                                                            (435,439)
                                                                                                     -----------
                     Net unrealized depreciation                                                     $  (264,639)
                                                                                                     ===========





















THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

      Number                                                                                          Market
        of                                                                     Percent of             Value
      Shares                                                                   Net Assets           (Note 1-A)
                              GENERAL EQUITY FUNDS
                  Aggressive Growth
     7,939           American Century Ultra                                            4.00%        $    207,595
     6,968           Strong Opportunity                                                5.01              259,750
                                                                                    -------         ------------
                                                                                       9.01              467,345
                                                                                    -------         ------------
                  Balanced
     9,745           Columbia Balanced                                                 3.71              192,466
     3,416           Dodge & Cox Balanced                                              4.40              228,324
    13,393           Janus Balanced                                                    5.04              261,165
                                                                                    -------         ------------
                                                                                      13.15              681,955
                                                                                    -------         ------------
                  Growth
     5,196           Columbia Growth                                                   2.68              139,107
    10,404           Credit Suisse Capital Appreciation                                3.01              156,269
     8,119           Dreyfus Disciplined                                               4.65              241,295
     6,413           Harbor Capital Appreciation                                       3.20              166,033
    28,711           Invesco Endeavor                                                  3.81              197,534
     8,063           Janus Mercury                                                     2.75              142,550
     2,618           Nicholas                                                          2.63              136,412
     6,202           Strong Growth                                                     1.92               99,291
    10,709           T. Rowe Price Blue Chip                                           5.45              282,511
     7,510           T. Rowe Price Mid Cap                                             5.57              288,819
     7,943           Vanguard U.S. Growth                                              2.33              120,657
     2,679           White Oak Growth                                                  1.58               81,621
                                                                                    -------         ------------
                                                                                      39.58            2,052,099
                                                                                    -------         ------------
                  Growth/Income
     7,850           American Century Growth & Income                                  3.97              205,914
     3,591           Dodge & Cox Stock                                                 7.14              370,181
     6,487           Vanguard Growth & Income                                          3.33              172,746
                                                                                    -------         ------------
                                                                                      14.44              748,841
                                                                                    -------         ------------
                  Technology
     1,957           Vanguard Healthcare                                               4.40              228,005
                                                                                    -------         ------------
                  Foreign Equity
    18,601           American Century International Equity                             2.83              146,577
     5,447           Managers International Equity                                     4.08              211,733
     6,324           Scudder Greater Europe                                            2.75              142,483
                                                                                    -------         ------------
                                                                                       9.66              500,793
                                                                                    -------         ------------









THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

     Number                                                                                         Market
       of                                                                      Percent of            Value
     Shares                                                                    Net Assets          (Note 1-A)
                           INTERNATIONAL EQUITY FUNDS
                  Global Equity
    11,307           Founders Worldwide Growth                                         2.35%        $    121,667
     9,512           Gabelli Global Telecommunications                                 2.03              105,489
     4,584           Janus Worldwide                                                   3.60              186,695
                                                                                    -------         ------------
                                                                                       7.98              413,851
                                                                                    -------         ------------

                  Total Investments (Cost $6,653,850) (a)                             98.22            5,092,889
                  Other Assets Less Liabilities                                        1.78               92,056
                                                                                    -------         ------------
                  Net Assets                                                         100.00%        $  5,184,945
                                                                                    =======         ============

                 (a) Aggregate cost for federal income tax purposes is $6,653,850.

                 At May 31, 2002 unrealized appreciation (depreciation) of
                 securities for federal income tax purposes is as follows:
                    Unrealized appreciation                                                        $      43,691
                    Unrealized depreciation                                                           (1,604,652)
                                                                                                   -------------
                       Net unrealized depreciation                                                 $  (1,560,961)
                                                                                                   =============




THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

                                                                                                 Diversified
                                                                                 Income           Management
                                                                                Portfolio         Portfolio
ASSETS
    Investments at market value
       (Identified cost $10,820,376 and $6,653,850) (Note 1)                  $   10,555,737      $   5,092,889
    Cash                                                                             459,830             92,072
    Dividends and interest receivable                                                182,405                -
                                                                              --------------      -------------
       Total assets                                                               11,197,972          5,184,961
                                                                              --------------      -------------


LIABILITIES
    Accrued expenses                                                                   1,602                 16
                                                                              --------------      -------------

NET ASSETS
    (500 million shares of $.01 par value common stock
    authorized; 1,109,737 and 542,014 shares issued
    and outstanding, respectively)                                            $   11,196,370      $   5,184,945
                                                                              ==============      =============

NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($11,196,370  /  1,109,737 shares)
      ($5,184,945  /     542,014 shares)                                              $10.09              $9.57
                                                                                      ======              =====

NET ASSETS
    At May 31, 2002, net assets consisted of:
       Paid-in capital                                                        $   11,605,855      $   6,821,849
       Undistributed (accumulated) net investment income (loss)                      248,454            (27,991)
       Accumulated net realized loss on investments                                 (393,300)           (47,952)
       Net unrealized depreciation of investments                                   (264,639)        (1,560,961)
                                                                              --------------      -------------
                                                                              $   11,196,370      $   5,184,945
                                                                              ==============      =============






















-----------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements 12 THE CROWLEY PORTFOLIO GROUP,
INC.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

                                                                                                 Diversified
                                                                                Income            Management
                                                                                Portfolio          Portfolio
INVESTMENT INCOME
    Interest income                                                              $   331,388        $       976
    Dividends                                                                         62,810             20,744
                                                                               -------------      -------------
       Total income                                                                  394,198             21,720
                                                                                 -----------        -----------

EXPENSES
    Investment advisory fees (Note 2)                                                 33,289             27,022
    Transfer agent fees (Note 2)                                                      23,171             11,731
    Professional fees                                                                 18,000              7,758
    Directors' fees                                                                      300              1,200
    Miscellaneous                                                                      1,352              2,000
                                                                                ------------       ------------
       Total expenses                                                                 76,112             49,711
                                                                                 -----------        -----------
          Net investment income (loss)                                               318,086            (27,991)
                                                                                 -----------        -----------


REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized loss from security transactions                                     (62,531)               -
    Capital gain distributions from regulated investment companies                       -               27,469
    Change in unrealized depreciation of investments                                (178,124)          (348,069)
                                                                                 -----------        -----------
       Net loss on investments                                                      (240,655)          (320,600)
                                                                                 -----------        -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                                    $    77,431        $  (348,591)
                                                                                 ===========        ===========


THE CROWLEY PORTFOLIO GROUP, INC.
THE CROWLEY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------------------------

                                                                               Six
                                                                            Months Ended           Year Ended
                                                                            May 31, 2002      November 30, 2001
                                                                             (Unaudited)
INCREASE IN NET ASSETS FROM
    Operations
       Net investment income                                                 $     318,086        $     682,469
       Net realized loss on investments                                            (62,531)             (12,666)
       Increase (decrease) in unrealized depreciation of investments              (178,124)             382,740
                                                                             -------------        -------------
       Net increase in net assets resulting from operations                         77,431            1,052,543

    Distributions to shareholders
       Net investment income
          ($.66 and $.69 per share, respectively)                                 (685,035)            (711,856)

    Capital share transactions (a)
       Increase in net assets resulting from capital
          share transactions                                                       562,406              176,567
                                                                             -------------        -------------
          Total increase (decrease) in net assets                                  (45,198)             517,254

NET ASSETS
    Beginning of period                                                         11,241,568           10,724,314
                                                                             -------------        -------------
    End of period
       (Including undistributed net investment income of
        $248,454 and $615,403, respectively)                                 $  11,196,370        $  11,241,568
                                                                             =============        =============


(a)      Summary of capital share activity follows:

                                                               Six Months Ended
                                                                 May 31, 2002                  Year Ended
                                                                  (Unaudited)                  November 30, 2001
                                                            Shares       Value           Shares          Value

Shares sold                                                  18,809    $   187,905          5,442    $    57,132
Shares issued in reinvestment of distributions               67,996        682,001         71,729        708,684
                                                           --------    -----------      ---------    -----------
                                                             86,805        869,906         77,171        765,816
Shares redeemed                                             (29,774)      (307,500)       (57,374)      (589,249)
                                                           --------   ------------      ---------    -----------
    Net increase                                             57,031    $   562,406         19,797    $   176,567
                                                           ========   ============      =========    ===========











THE CROWLEY PORTFOLIO GROUP, INC.
THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------------------------


                                                                         Six Months Ended        Year Ended
                                                                            May 31, 2002       November 30, 2001
                                                                             (Unaudited)
DECREASE IN NET ASSETS FROM
    Operations
       Net investment income (loss)                                           $    (27,991)      $      58,435
       Net realized loss on investments                                                -              (552,910)
       Capital gain distributions from regulated
          investment companies                                                      27,469             478,386
       Decrease in unrealized depreciation of investments                         (348,069)         (1,193,534)
                                                                              ------------       -------------
       Net decrease in net assets resulting from operations                       (348,591)         (1,209,623)

    Distributions to shareholders
       Net investment income
          ($ -- and $.15 per share, respectively)                                      -               (74,754)
       From net realized gains on investments
          ($ -- and $.59 per share, respectively)                                      -              (294,030)

    Capital share transactions (a)
       Increase in net assets resulting from capital
          share transactions                                                        39,004             500,135
                                                                              ------------       -------------
          Total decrease in net assets                                            (309,587)         (1,078,272)

NET ASSETS
    Beginning of period                                                          5,494,532           6,572,804
                                                                              ------------       -------------
    End of period $                                                              5,184,945       $   5,494,532
                                                                              ============       =============
       Including undistributed (accumulated) net investment income
       (loss) of $(27,991) and $0, respectively

(a)      Summary of capital share activity follows:

                                                                Six Months Ended
                                                                  May 31, 2002                      Year Ended
                                                                   (Unaudited)                 November 30, 2001
                                                            Shares         Value         Shares          Value

Shares sold                                                  12,078      $  123,843        23,604    $   261,272
Shares issued in reinvestment of distributions                  -               -          28,879        368,784
                                                            -------      ----------     ---------    -----------
                                                             12,078         123,843        52,483        630,056
Shares redeemed                                              (8,598)        (84,839)      (11,606)      (129,921)
                                                            -------     -----------    ----------    -----------
    Net increase                                            3,480 $          39,004        40,877    $   500,135
                                                            =======     ===========    ==========    ===========





THE CROWLEY PORTFOLIO GROUP, INC.
THE CROWLEY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------------------------------

                                                                        Six Months Ended
                                                                            May 31, 2002          Year Ended November 30,
                                                                              (Unaudited)      2001    2000    1999    1998    1997
                                                                        ----------------     ------   -----   -----   -----   -----
NET ASSET VALUE
    Beginning of period                                                         $10.68       $10.38  $10.56  $11.05  $11.00  $10.90
                                                                                ------       ------   -----   -----   -----   -----
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                                          .30          .65     .71     .69     .59     .69
    Net gains (losses) on securities (both realized and unrealized)               (.23)         .34    (.19)   (.59)    .14     .06
      Total from investment operations                                             .07          .99     .52     .10     .73     .75
 --------                                                                       ------       ------   -----   -----   -----  ------

LESS DISTRIBUTIONS
    Dividends (from net investment income)                                       (.66)         (.69)   (.70)   (.59)   (.68)   (.65)
                                                                                ------       ------   -----   -----   -----  ------

NET ASSET VALUE
    End of period                                                               $10.09       $10.68  $10.38  $10.56  $11.05  $11.00
                                                                                ======       ======  ======  ======  ======  ======

TOTAL RETURN                                                                      .66%        10.08%   5.32%    .92%   7.03%   7.34%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                                    $11,196      $11,242 $10,724 $11,313 $11,980  $9,373
    Ratio of expenses to average net assets                                       1.37%*       1.39%   1.37%   1.36%   1.35%   1.39%
    Ratio of net investment income to average net assets                          5.71%*       6.20%   6.79%   6.17%   5.70%   6.22%
    Portfolio turnover rate                                                      13.95%       30.12%   1.38%  27.13%  44.77%  22.81%

*   Annualized.


------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.





THE CROWLEY PORTFOLIO GROUP, INC.
THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------------------------------

                                                                        Six Months Ended
                                                                            May 31, 2002          Year Ended November 30,
                                                                              (Unaudited)      2001    2000    1999    1998    1997
                                                                        ----------------     ------   -----   -----   -----   -----
NET ASSET VALUE
    Beginning of period                                                         $10.20      $ 13.21  $14.40  $13.11  $12.87  $12.15
                                                                        ----------------     ------   -----   -----   -----   -----

INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                                                  (.05)         .12     .06     .08     .16     .17
    Net gains (losses) on securities (both realized and unrealized)               (.58)       (2.39)   (.91)   1.79     .48    1.17
                                                                        ----------------     ------   -----   -----   -----   -----
      Total from investment operations                                            (.63)       (2.27)   (.85)   1.87     .64    1.34
                                                                        ----------------     ------   -----   -----   -----   -----
LESS DISTRIBUTIONS
    Dividends (from net investment income)                                           -         (.15)   (.16)   (.13)   (.08)   (.18)
    Distributions (from realized capital gains)                                      -         (.59)   (.18)   (.45)   (.32)   (.44)
                                                                        ----------------     ------   -----   -----   -----   -----
    Total distributions                                                              -         (.74)   (.34)   (.58)   (.40)   (.62)
                                                                        ----------------     ------   -----   -----   -----   -----

NET ASSET VALUE
    End of period                                                               $ 9.57      $ 10.20  $13.21  $14.40  $13.11  $12.87
                                                                                ======       ======  ======  ======  ======  ======

TOTAL RETURN                                                                     (6.18)%     (18.31)% (6.20)% 14.74%   5.10%  11.64%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                                     $5,185       $5,495  $6,573  $7,109  $6,245  $2,240
    Ratio of expenses to average net assets                                       1.83%*       1.81%   1.86%   1.82%   1.88%   1.87%
    Ratio of net investment income (loss) to average net assets                  (1.03)%*       .98%    .39%    .57%   1.11%   1.08%
    Portfolio turnover rate                                                          -         6.81%  15.36%  23.81%   4.51%      -

 *   Annualized.


------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


--------------------------------------------------------------------------------

THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering two series of shares: The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

     The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

          SECURITY VALUATION

          Portfolio securities which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

          FEDERAL INCOME TAXES

          The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 2001, the Income Portfolio had a capital loss carryforward for Federal income tax purposes of approximately $331,100, of which $22,000 expires in the year 2002, $28,400 in 2003, $143,200 in 2004, $47,000 in 2005, $52,800
          in 2006 and $24,700 in 2008 and $13,000 in 2009.

          For the year ended November 30, 2001, The Crowley Diversified Management Portfolio reclassified accumulated deficit in net investment income of $16,319 against paid in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement income and income tax reporting requirements, has no effect on the portfolio's net assets or net asset value per share.

          SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

          As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS - (Continued)

May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

          USE OF ESTIMATES IN FINANCIAL STATEMENTS

          In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          ADOPTION OF NEW ACCOUNTING PRINCIPLE

          In order to comply with the new accounting standards mandated by the latest AICPA Audit and Accounting Guide for Audits of Investment Companies (dated 12/1/00), premiums and discounts on debt securities will be amortized using the interest method for the fiscal year beginning December 1, 2001. The effect of initially applying changes required by the Guide will have no effect on the net assets of the Funds.


(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH
      AFFILIATES

          Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a Management Agreement.

          As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees, taxes, brokerage fees, accounting fees, legal fees, custodian and auditing fees, and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

          The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders' servicing agent. As shareholder servicing agent, TCFG will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the six months ended May 31, 2002, TCFG earned fees of $33,289 and $27,022 from the Income Portfolio and Diversified Management Portfolio, respectively.

          Crowley Securities serves as distributor of the Fund's shares.

          Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities and The Crowley Financial Group, Inc.

--------------------------------------------------------------------------------

THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS - (Continued)

May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

(3)   PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities, other than short-term investments, aggregated $1,851,030 and $1,476,654, respectively, in the Income Portfolio and $48,213 and $0, respectively, in the Diversified Management Portfolio.